UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9603

AMERICAN BEACON SELECT FUND

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices)-(Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 967-3509

Date of fiscal year end: December 31, 2013

Date of reporting period: December 31, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

American Beacon FUNDS

2013 ANNUAL REPORT

December 31, 2013

MONEY MARKET SELECT FUND

U.S. GOVERNMENT MONEY MARKET SELECT FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2013

Dear Shareholders,

There’s no question that 2013 was one of the most difficult years that fixed-income investors have endured in a long time. In an asset class that is generally considered safe, the benchmark Barclays Capital U.S. Aggregate Index lost 2% of its value. That’s the first time that had happened since 1999, and only the third time since the index was founded in 1976.

What options do investors have when the vehicle they’ve been looking at as a safe haven has such a difficult year? Money market accounts remain a stable and secure choice for many investors.

Even in this uncertain landscape for fixed-income investments, American Beacon’s money market funds continue to be steady performers. For the 12 months ended December 31, 2013:

•	American Beacon Money Market Select Fund returned 0.11%.

•	American Beacon U.S. Government Money Market Select Fund returned 0.02%.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Select Funds or to access your account information, please visit www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Select Funds

Market Overview

December 31, 2013 (Unaudited)

The domestic bond market experienced one of its most challenging years in recent memory in 2013. The Barclays Capital U.S. Aggregate Index declined 2.02%, marking its first year of negative returns since 1999 and only its third annual loss overall since the index was devised in 1976.

The primary forces behind the domestic fixed-income market’s performance were the U.S. Federal Reserve Bank (the “Fed”) and developments related to its quantitative easing (QE) program. Given the Fed’s support, longer-term Treasury yields held below 2.00% until May 2013, when Fed chairman Ben Bernanke referred to a possible “tapering,” or reduction, of the QE program. Because the U.S. economic improvement had been only modest up to that point, Bernanke’s comments shocked the bond market and caused a sharp increase in interest rates. Between May 2 and June 25, the yield on the 10-year note soared from 1.63% to 2.59%. By September, the 10-year Treasury note yield had risen to 3.00%.

Despite the Fed’s optimism, the economic data and the dysfunction in Washington D.C. in late 2013 prevented the Fed from tapering QE after all. After its meeting of September 18, the Fed announced that it was not ready to begin the taper, to the surprise of many fixed-income investors. This decision resulted in an immediate decline in fixed-income yields, and the 10-year Treasury ended the third quarter at 2.64%.

Buoyed by positive macroeconomic news, yields again moved higher in November and December. Because of the improving economy, the taper had become more likely in the eyes of many investors, and the Fed finally announced on December 18 that it would reduce the size of its monthly asset purchases from $85 billion to $75 billion. The yield on the benchmark 10-year Treasury note had already climbed to about 2.90% by that point, but the advent of the taper combined with continued strong economic reports pushed the yield on the 10-year Treasury bill back over 3% by year-end. Between the Fed’s statement and the end of the year, the Treasury bill yields getting the biggest bump were intermediate-maturity notes, pushing up that segment of the Treasury yield curve.

Compared to the earlier part of the year, the fourth quarter was relatively good for the Barclays Capital U.S. Aggregate Index, in which it dropped by just 0.14%, but that was enough to drop its overall performance for the year below -2.00%. The Barclays Municipal Bond Index fared even worse, losing 2.55% of its value for the year. After falling to a low of 2.83% on May 2, the yield on the 30-year Treasury rebounded to 3.97% by the end of the year.

American Beacon Money Market Select FundSM

Performance Overview

December 31, 2013 (Unaudited)

An improving U.S. economy and the strong equities market took center stage during 2013. Equities ended the year at record levels and job growth picked up steam, causing the unemployment rate to fall to 6.7% at year-end after starting the year at 7.9%.

As we approached the end of the year, the Fed took the opportunity to begin reducing its $85 billion-per-month asset purchase program due to the improved health of the U.S. economy. The Fed maintained its 0% to 0.25% fed funds target throughout the year and adjusted its forward guidance to state that it will likely “maintain the current target range for the federal funds rate well past the time that the unemployment rate declines below 6.5%, especially if projected inflation continues to run below the Federal Open Market Committee’s 2% longer-run goal.”

Although credit conditions improved during the year, there was continued focus on credit quality and liquidity. The American Beacon Money Market Select Fund’s (the “Fund”) primary strategy for the year was to buy high quality, short-term money market instruments and overnight investments. The strategies implemented during the year enabled the Fund to outperform its Lipper peer group.

For the twelve months ended December 31, 2013, the total return of the Fund was 0.11%. The Fund outperformed the Lipper Institutional Money Market Average return of 0.03% by 8 basis points (0.08%). Based on annualized total returns, Lipper Analytical Services ranked the Fund 9th among 285, 28th among 258 and 17th among 177 Institutional Money Market Funds for the one-year, five-year, and ten-year periods ended December 31, 2013, respectively.

*	annualized

Total Returns for the Period ended 12/31/13

	1 Year	5 Years	10 Years
Money Market Select Fund (1,3)	0.11%	0.21%	1.85%
Lipper Institutional Money Market Average (2)	0.03%	0.11%	1.67%

1.	Performance shown is historical and is not indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in these Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Funds. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	The Lipper Institutional Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional Money Market Funds category. Lipper is an independent mutual fund research and ranking service.
3.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus was 0.13%. The expense ratio above may vary from the expense ratio presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon Money Market Select FundSM

Performance Overview

December 31, 2013 (Unaudited)

Fund Statistics as of 12/31/13

7-day Current Yield*	0.09%
7-day Effective Yield*	0.09%
30-day Yield*	0.09%
Weighted Avg. Maturity	34 Days
Standard & Poor’s Rating**	AAAm

*	Annualized. You may call 1-800-231-4252 to obtain the Funds’ current 7-day yields. Yield is a more accurate reflection of the Funds’ current earnings than total returns. The seven-day yields refer to the income generated by an investment in the Fund over a seven-day period. This income is then annualized. The seven-day effective yield is calculated similarly, but the income earned is assumed to have been reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.
**	Standard & Poor’s (S&P) Rating: The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. The credit rating is a forward-looking opinion about a fund’s potential capacity to maintain stable principal or stable net asset value. The rating is an opinion of the date expressed and not a statement of fact or recommendation to purchase, hold or sell any security. Standard & Poor’s rates the creditworthiness of money market funds from AAAm (highest) to Dm (lowest). For more information on S&P’s rating methodology, please visit www.standardandpoors.com and select “Understanding Ratings” under Ratings Resources on the home page.

Asset Allocation as of 12/31/13 (% of Net Assets)

Financial Company Commercial Paper	58.8%
Other Repurchase Agreements	32.3%
Asset-Backed Commercial Paper	4.7%
Investment Company	4.2%

Effective Maturity Distribution (%)

1 to 7 Days	36.0
8 to 30 Days	8.8
31 to 90 Days	52.0
91 to 120 Days	3.2

Credit Quality (%)

A-1+/P-1**	74.0
A-1/P-1	26.0

**	Includes A-1 rated obligations with maturities of five business days or less.

The credit quality ratings reflect the ratings of the securities held by the Fund, which are subject to change. A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligator’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligator’s capacity to meet its financial commitment on these obligations is extremely strong. A short-term obligation rated P-1 is rated in the highest category by Moody’s Investor Services. Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

American Beacon U.S. Government Money Market Select FundSM

Performance Overview

December 31, 2013 (Unaudited)

An improving U.S. economy and the strong equities market took center stage during 2013. Equities ended the year at record levels and job growth picked up steam, causing the unemployment rate to fall to 6.7% at year-end after starting the year at 7.9%.

As we approached the end of the year, the Fed took the opportunity to begin reducing its $85 billion-per-month asset purchase program due to the improved health of the U.S. economy. The Fed maintained its 0% to 0.25% fed funds target throughout the year and adjusted its forward guidance to state that it will likely “maintain the current target range for the federal funds rate well past the time that the unemployment rate declines below 6.5%, especially if projected inflation continues to run below the Federal Open Market Committee’s 2% longer-run goal.”

During the year, the American Beacon U.S. Government Money Market Select Fund’s (the “Fund”) primary strategy was to buy short-dated agencies, both fixed and variable rate, and overnight investments. The strategies implemented during the year enabled the Fund to outperform its Lipper peer group.

For the twelve months ended December 31, 2013, the total return of the Fund was 0.02%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 0.01% by 1 basis point (0.01%). Based on annualized total returns, Lipper Analytical Services ranked the Fund 29th among 169, 4th among 139 and 1st among 92 Institutional U.S. Government Money Market Funds for the one-year, five-year, and ten-year periods ended December 31, 2013, respectively.

*	annualized

Total Returns for the Period ended 12/31/13

	1 Year	5 Years	10 Years
U.S. Government Money Market Select Fund (1,2,4)	0.02%	0.11%	1.74%
Lipper Institutional U.S. Government Money Market Average (3)	0.01%	0.04%	1.56%

1.	Performance shown is historical and is not indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in these Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Funds. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	A portion of the fees charged to the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.
3.	The Lipper Institutional U.S. Government Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional U.S. Government Money Market Funds category. Lipper is an independent mutual fund research and ranking service.
4.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus was 0.15%. The expense ratio above may vary from the expense ratio presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon U.S. Government Money Market Select FundSM

Performance Overview

December 31, 2013 (Unaudited)

Fund Statistics as of 12/31/13

7-day Current Yield*	0.01%
7-day Effective Yield*	0.01%
30-day Yield*	0.01%
Weighted Avg. Maturity	45 Days
Standard & Poor’s Rating**	AAAm

*	Annualized. You may call 1-800-231-4252 to obtain the Funds’ current 7-day yields. Yield is a more accurate reflection of the Funds’ current earnings than total returns. The seven-day yields refer to the income generated by an investment in the Fund over a seven-day period. This income is then annualized. The seven-day effective yield is calculated similarly, but the income earned is assumed to have been reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.
**	Standard & Poor’s (S&P) Rating: The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. The credit rating is a forward-looking opinion about a fund’s potential capacity to maintain stable principal or stable net asset value. The rating is an opinion of the date expressed and not a statement of fact or recommendation to purchase, hold or sell any security. Standard & Poor’s rates the creditworthiness of money market funds from AAAm (highest) to Dm (lowest). For more information on S&P’s rating methodology, please visit www.standardandpoors.com and select “Understanding Ratings” under Ratings Resources on the home page.

Asset Allocation as of 12/31/13 (% of net assets)

Government Agency Debt	43.8
Government Agency Repurchase Agreements	36.8
Other Repurchase Agreements	13.9
Investment Company	4.1
U.S. Treasury Obligations	1.4

Effective Maturity Distribution (%)

1 to 7 Days	68.4
8 to 30 Days	0.0
31 to 90 Days	6.4
91 to 397 Days	25.2

American Beacon Select FundsSM

Fund Expenses

December 31, 2013 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not a Fund’s actual return).

You may compare the ongoing costs of investing in a Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses paid During Period* 7/1/13- 12/31/13
Money Market
Actual	$1,000.00	$1,000.47	$0.66
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66

U.S. Government Money Market
Actual	$1,000.00	$1,000.04	$0.60
Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.12% and 0.13% for the Money Market Select Fund and U.S. Government Money Market Select Funds, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

American Beacon Select FundsSM

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of American Beacon Money Market Select Fund and American Beacon U.S. Government Money Market Select Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the American Beacon Money Market Select Fund and the American Beacon U.S. Government Money Market Select Fund (two of the funds constituting the American Beacon Select Funds) (collectively, the “Funds”), as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of each Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Beacon Money Market Select Fund and the American Beacon U.S. Government Money Market Select Fund at December 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Dallas, Texas

February 28, 2014

American Beacon Money Market Select FundSM

Schedule of Investments

December 31, 2013

	Par Amount	Fair Value
	(000’s)	(000’s)
ASSET-BACKED COMMERCIAL PAPER - 4.67%
Kells Funding LLC, 0.20%, Due 2/6/2014 A B	$22,000	$21,995
Old Line Funding LLC, 0.17%, Due 4/2/2014 A B	15,039	15,033

Total Asset-Backed Commercial Paper (Cost $37,028)		37,028

FINANCIAL COMPANY COMMERCIAL PAPER- 58.83%
Australia & New Zealand Banking Group Ltd.,
0.17%, Due 3/5/2014 B	19,500	19,494
0.17%, Due 3/20/2014 B	15,000	14,994
Bank of Montreal, 0.18%, Due 3/14/2014	35,000	34,987
Bank of Nova Scotia, 0.19%, Due 2/3/2014	35,000	34,995
Bank of Tokyo-Mitsubishi UFJ NY,
0.17%, Due 1/10/2014	25,000	24,999
0.20%, Due 1/30/2014	10,000	9,998
Coca-Cola Co., 0.19%, Due 2/21/2014 B	35,000	34,992
Commonwealth Bank of Australia, 0.17%, Due 3/24/2014 B	20,000	19,992
DNB Bank ASA, 0.19%, Due 1/30/2014 B	10,000	9,998
General Electric Capital Corp., 0.18%, Due 3/3/2014	35,000	34,989
Nestle Capital Corp., 0.17%, Due 1/7/2014 B	32,350	32,349
Nordea Bank AB,
0.175%, Due 1/17/2014 B	25,000	24,998
0.195%, Due 4/9/2014 B	10,000	9,995
Skandinaviska Enskilda Banken,
0.20%, Due 2/5/2014 B	10,000	9,998
0.20%, Due 3/27/2014 B	9,850	9,845
Sumitomo Mitsui Banking Corp.,
0.21%, Due 2/3/2014 B	14,250	14,247
0.205%, Due 3/5/2014 B	15,000	14,995
0.21%, Due 3/10/2014 B	6,000	5,998
Svenska Handelsbanken Inc., 0.18%, Due 2/20/2014 B	35,000	34,992
Toronto Dominion Holdings (U.S.A.) Inc., 0.17%, Due 3/6/2014 B	35,000	34,989
Toyota Motor Credit Corp., 0.19%, Due 3/24/2014	35,000	34,985

Total Financial Company Commercial Paper (Cost $466,829)		466,829

	Shares
INVESTMENT COMPANIES - 4.24% (Cost $33,623)
Blackrock Cash Fund, Prime Class	33,623,486	33,623

	Par Amount
REPURCHASE AGREEMENTS - 32.27%
Barclays Capital, Inc., 0.23%, acquired 12/31/2013, Due on 1/2/2014 at $36,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $39,600, 3.5% - 12.5%, 4/1/2017 - 3/1/2097)	$36,000	36,000
BNP Paribas Securities Corp., 0.31%, acquired 12/31/2013, Due on 1/2/2014 at $36,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $39,609, 5.05% - 11.25%, 1/15/2015 - 10/15/2017)	36,000	36,000
Credit Suisse Securities LLC, 0.18%, acquired 12/31/2013, Due on 1/2/2014 at $39,000 (Held at JP Morgan Chase, Collateralized by Equity Securities valued at $40,954)A	39,000	39,000
JP Morgan Clearing Corp., 0.31%, acquired 12/31/2013, Due on 1/13/2014 at $36,000 (Held at JP Morgan Chase, Collateralized by Mortgage Loan Obligations valued at $37,811, 5.75% - 8.875%, 10/1/2017 - 8/15/2020)*C	36,000	36,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, acquired 12/31/2013, Due on 1/2/2014 at $35,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $38,500)	35,000	35,000
RBC Capital Markets LLC, 0.18%, acquired 12/26/2013, Due on 1/2/2014 at $39,000 (Held at Bank of New York Mellon, Collateralized by Municipal Obligations valued at $40,950, 0.00% - 11.0%, 2/1/2014 - 7/1/2044)A	39,000	39,000

See accompanying notes

American Beacon Money Market Select FundSM

Schedule of Investments

December 31, 2013

	Par Amount	Fair Value
	(000’s)	(000’s)
Wells Fargo Securities LLC, 0.23%, acquired 12/31/2013, Due on 1/2/2014 at $35,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $36,749, 0.00% - 12.00%, 1/15/2014 - 12/31/2099)A	$35,000	$35,000

Total Repurchase Agreements (Cost $256,000)		256,000

TOTAL INVESTMENTS - 100.01% (Cost $793,480)		793,480
LIABILITIES, NET OF OTHER ASSETS - (0.01%)		(72)

TOTAL NET ASSETS - 100.00%		$793,408

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A	Limited Liability Company.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $328,904 or 41.46% of net assets. The Fund has no right to demand registration of these securities.

C	Illiquid.

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

December 31, 2013

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.91%
Federal Farm Credit Bank,
0.15%, Due 2/3/2014 A	$12,000	$12,001
0.33%, Due 5/19/2014 A	15,000	15,012
0.26%, Due 7/14/2014 A	5,700	5,704
0.39%, Due 11/28/2014 A	5,000	5,013
Federal Home Loan Bank,
0.175%, Due 1/6/2014	2,450	2,450
0.125%, Due 3/21/2014	5,000	5,000
0.16%, Due 3/21/2014	10,050	10,046
0.17%, Due 4/2/2014	5,000	4,998
0.16%, Due 4/9/2014	5,000	4,998
0.125%, Due 4/11/2014	10,000	9,999
0.15%, Due 4/23/2014	5,000	5,000
0.13%, Due 4/30/2014	5,000	5,000
0.14%, Due 5/22/2014	5,000	5,000
0.12%, Due 5/27/2014	5,000	5,000
0.14%, Due 5/30/2014	5,000	4,997
0.11%, Due 6/11/2014	5,000	5,000
0.14%, Due 6/18/2014	2,000	1,999
0.09%, Due 7/8/2014	5,000	4,999
0.12%, Due 8/12/2014	5,000	4,999
0.12%, Due 8/25/2014	5,000	4,999
0.17%, Due 9/5/2014	5,000	5,000
Federal Home Loan Mortgage Corp.,
0.13%, Due 6/19/2014	3,100	3,098
0.11%, Due 7/1/2014	7,760	7,755
0.12%, Due 7/8/2014	5,000	4,997
Federal National Mortgage Association,
0.31%, Due 1/27/2014	10,000	10,002
0.17%, Due 2/12/2014	8,400	8,398

Total U.S. Government Agency Obligations (Cost $161,464)		161,464

U.S. TREASURY OBLIGATIONS - 1.36% (Cost $5,015)
1.25%, Due 4/15/2014	5,000	5,015

	Shares
INVESTMENT COMPANIES - 4.08% (Cost $15,000)
Morgan Stanley Government Portfolio, Institutional Class	15,000,000	15,000

	Par Amount
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - 36.78%
Credit Agricole CIB, 0.03%, acquired 12/31/2013, Due on 1/2/2014 at $75,000 (Held at Bank of New York Mellon, Collateralized by a U.S. Government Agency Obligation valued at $78,000, 1.75%, 7/31/2015)	$75,000	75,000
Deutsche Bank Securities, Inc., 0.03%, acquired 12/31/2013, Due on 1/2/2014 at $25,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $25,500, 1.75% - 5.0%, 5/15/23 – 8/1/2043)	25,000	25,000
Goldman Sachs & Co., 0.02%, acquired 12/31/2013, Due on 1/2/2014 at $35,228 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $35,933, 1.945% - 5.50%, 4/1/2030 – 1/1/2048)	35,228	35,228

Total Government Agency Repurchase Agreements (Cost $135,228)		135,228

OTHER REPURCHASE AGREEMENTS - 13.87%
Barclays Capital, Inc., 0.23%, acquired 12/31/2013, Due on 1/2/2014 at $11,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $12,100, 5.50% - 11.125%, 4/1/2017 - 12/15/2037)	11,000	11,000

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

December 31, 2013

	Par Amount	Fair Value
	(000’s)	(000’s)
BNP Paribas Securities Corp., 0.31%, acquired 12/31/2013, Due on 1/2/2014 at $15,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $16,500, 6.45% - 8.0%, 6/15/2021 - 11/1/2031)	$15,000	$15,000
Credit Suisse Securities LLC, 0.18%, acquired 12/31/2013, Due on 1/2/2014 at $15,000 (Held at JP Morgan Chase, Collateralized by Equity Securities valued at $15,571)B	15,000	15,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, acquired 12/31/2013, Due on 1/2/2014 at $10,000 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $11,022)	10,000	10,000

Total Other Repurchase Agreements (Cost $51,000)		51,000

TOTAL INVESTMENTS - 100.00% (Cost $367,707)		367,707
LIABILITIES, NET OF OTHER ASSETS - 0.00%		(6)

TOTAL NET ASSETS - 100.00%		$367,701

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
B	Limited Liability Company.

See accompanying notes

American Beacon Select FundsSM

Statements of Assets and Liabilities

December 31, 2013 (in thousands, except share and per share amounts)

	Money Market	U.S. Government Money Market
Assets:
Investments in securities, at fair value A	$537,480	$181,479
Repurchase agreements, at fair value B	256,000	186,228
Receivable for fund shares sold	59	—
Receivable for expense reimbursement (Note 2)	—	11
Dividends and interest receivable	11	53
Prepaid expenses	9	6

Total assets	793,559	367,777

Liabilities:
Payable for fund shares redeemed	18	—
Management and investment advisory fees	64	29
Dividends payable	1	3
Administrative service and service fees payable	7	3
Professional fees payable	12	13
Custody and fund accounting fees payable	10	6
Transfer agent fees payable	18	4
Trustee fees payable	7	5
Prospectus and shareholder reports	2	6
Dues and subscriptions payable	12	7

Total liabilities	151	76

Net Assets	$793,408	$367,701

Analysis of Net Assets:
Paid-in-capital	793,407	367,701
Undistributed net investment income	1	—

Net assets	$793,408	$367,701

Shares outstanding at no par value (unlimited shares authorized)	793,408,051	367,700,594
Net Assets (not in thousands)	$793,408,051	$367,700,593
Net asset value, offering and redemption price per share	$1 .00	$1 .00

A Cost of investments in securities	$537,480	$181,479
B Cost of repurchase agreements	256,000	186,228

See accompanying notes

American Beacon Select FundsSM

Statements of Operations

For the Year ended December 31, 2013 (in thousands)

	Money Market	U.S. Government Money Market
Investment Income:
Dividend income	$50	$53
Interest income	1,846	516

Net investment income	1,896	569

Fund Expenses:
Management and investment advisory fees (Note 2)	707	348
Custodian fees	82	40
Administrative service fees (Note 2)	79	39
Transfer agent fees	39	18
Professional fees	45	39
Printing expense	11	7
Trustee expense	47	26
Insurance expense	13	5
Other expenses	18	11

Total fund expenses	1,041	533

Net fees waived and expenses (reimbursed) by Manager (Note 2)	—	(50)

Net fund expenses	1,041	483

Net investment income	855	86

Realized Gains:
Net realized gain from investments	8	—

Net gain on investments	8	—

Net increase in net assets resulting from operations	$863	$86

See accompanying notes

American Beacon Select FundsSM

Statements of Changes in Net Assets (in thousands)

	Money Market		U.S. Government Money Market
	Year Ended December 31,		Year Ended December 31,
	2013	2012	2013	2012
Increase in Net Assets:
Operations:
Net investment income	$855	$1,279	$86	$218
Net realized gain from investments	8	37	—	4

Net increase in net assets resulting from operations	863	1,316	86	222

Distributions to Shareholders:
Net investment income	(855)	(1,332)	(86)	(218)
Net realized gain	(8)	(37)	—	(4)

Net distributions to shareholders	(863)	(1,369)	(86)	(222)

Capital Share Transactions (at $1.00 per share):
Proceeds from sales of shares	246,240	615,720	2,056,158	1,376,977
Reinvestment of dividends and distributions	831	1,246	15	20
Cost of shares redeemed	(214,166)	(518,919)	(1,926,708)	(1,392,537)

Net increase (decrease) in net assets from capital share transactions	32,905	98,047	129,465	(15,540)

Net increase (decrease) in net assets	32,905	97,994	129,465	(15,540)

Net Assets:
Beginning of period	760,503	662,509	238,236	253,776

End of Period*	$793,408	$760,503	$367,701	$238,236

* Includes undistributed net investment income of	$1	$1	$—	$—

See accompanying notes

American Beacon Select FundsSM

Notes to Financial Statements

December 31, 2013

1. Organization and Significant Accounting Policies

American Beacon Select Funds (the “Trust”), which is comprised of two Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Money Market Select Fund (the “Money Market Fund”) and American Beacon U.S. Government Money Market Select Fund (the “Government Fund”) (each a “Fund” and collectively, the “Funds”), each a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc., and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Recently Adopted Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Funds adopted ASU 2011-11 and 2013-01 effective January 1, 2013. The adoption did not have any impact on the Fund’s financial statements as the accounting standard affects only the disclosure requirements for offsetting financial instruments.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provisions of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Funds. As compensation for performing the duties required under the Management Agreement, the Manager receives 0.09% of the average daily net assets of the Funds.

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.01% of the average daily net assets of the Funds.

Expense Reimbursement Plan

The Manager voluntarily agreed to reimburse the Government Fund for certain expenses. During the year ended December 31, 2013, the Manager reimbursed expenses totaling $49,521. At December 31, 2013, $10,553 was receivable from the Manager for the Government Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of expenses reimbursed for a period of up to three years. However, reimbursement will occur only if a Fund’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit.

American Beacon Select FundsSM

Notes to Financial Statements

December 31, 2013

The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability for the Government Fund is $8,810, expiring in 2015. The Government Fund did not record a liability for these potential reimbursements due to the current assessment that a reimbursement for the year ended December 31, 2013, is unlikely.

3. Security Valuation and Fair Value Measurements

Each Fund values its investments and computes the net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the Act, money market securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Trust’s Board of Trustees (the “Board”). In the event that a deviation of  1/2 of 1% or more exists between the $1.00 per share price of a Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed income securities that are valued using observable inputs as stated above.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfer between levels to be disclosed. The end of period timing recognition has been adopted for the transfer between levels of the Funds’ asset and liabilities. During the year ended December 31, 2013, there were no transfers between levels. As of December 31, 2013, the investments were classified as described below (in thousands):

Money Market Fund	Level 1	Level 2	Level 3	Total
Asset-Backed Commercial Paper	$—	$37,028	$—	$37,028
Financial Company Commercial Paper	—	466,829	—	466,829
Investment Companies	33,623	—		33,623
Repurchase Agreements	—	256,000	—	256,000

Total Investments in Securities	$33,623	$759,857	$—	$793,480

American Beacon Select FundsSM

Notes to Financial Statements

December 31, 2013

Government Fund	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$161,464	$—	$161,464
U.S. Treasury Obligations	—	5,015	—	5,015
Investment Companies	15,000	—		15,000
Government Agency Repurchase Agreements	—	135,228	—	135,228
Other Repurchase Agreements	—	51,000	—	51,000

Total Investments in Securities	$15,000	$352,707	$—	$367,707

Security Transactions and Investment Income

Security transactions for the Funds are recorded on the trade date of the security purchase or sale.

Interest income for the Funds is earned from settlement date, recorded on an accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income and net short-term capital gain, if any, will be declared and paid monthly. Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. GAAP.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

Repurchase Agreements

A repurchase agreement is a fixed income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

American Beacon Select FundsSM

Notes to Financial Statements

December 31, 2013

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in the connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a)possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the collateral held through a third-party custodian and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements may include fixed income and equity securities such as U.S. Government and agency securities, municipal obligations, corporate obligations, asset-backed securities, mortgage-backed securities, common and preferred stock, American Depository Receipts, exchange-traded funds and convertible securities. There is no percentage restriction on each Fund’s ability to enter into repurchase agreements with terms of seven days or less.

As of December 31, 2013, the following funds had investments in repurchase agreement with a gross value as disclosed in the Schedule of Investments and the Statement of Assets and Liabilities:

Fund	Total
Money Market Fund	$256,000
Government Fund	186,228

The value of the related collateral disclosed on the Schedules of Investments exceeded the value of the repurchase agreements at period end.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended December 31, 2013 are disclosed in the Notes to the Schedules of Investments.

5. Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expense” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

American Beacon Select FundsSM

Notes to Financial Statements

December 31, 2013

The tax character of distributions paid were as follows (in thousands):

	Money Market Fund		Government Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
Distributions paid from:
Ordinary income*	$863	$1,369	$86	$222

Total distributions paid	$863	$1,369	$86	$222

*	For tax purposes short-term capital gains distributions are considered ordinary income distributions.

As of December 31, 2013, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

	Money Market Fund	Government Fund
Cost basis of investments for federal income tax purposes	$793,480	$367,707
Unrealized appreciation	—	—
Unrealized depreciation	—	—

Net unrealized appreciation or (depreciation)	—	—
Undistributed ordinary income	1	—
Accumulated long-term gain or (loss)	—	—
Other temporary differences	—	—

Distributable earnings or (deficits)	$1	$—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

For the year ended December 31, 2013 the Funds did not have capital loss carryforwards.

6. Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Offsetting Assets and Liabilities

The Funds are parties to a Master Repurchase Agreement (“Master Repo Agreements”) that governs transactions between the Funds and selected counterparties. The master Repo Agreements maintain provision for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements. The Funds have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a

American Beacon Select FundsSM

Notes to Financial Statements

December 31, 2013

gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2013 (in thousands).

Money Market Fund

Offsetting of Financial Assets and Derivative Assets as of December 31, 2013

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$256,000	$—	$256,000

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of December 31, 2013

	Net Amounts of Assets Presented in the Statement of	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Assets and Liabilities	Financial Instruments[1]	Cash Collateral Received	Net Amount
Barclays Capital Inc.	$36,000	$(36,000)	$—	$—
BNP Paribas Securities Corp.	36,000	(36,000)	—	—
Credit Suisse Securities LLC	39,000	(39,000)	—	—
JPMorgan Clearing Corp.	36,000	(36,000)	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	35,000	(35,000)	—	—
RBC Capital Markets LLC	39,000	(39,000)	—	—
Wells Fargo Securities LLC	35,000	(35,000)	—	—

	$256,000	$(256,000)	$—	$—

U.S. Government Money Market Fund

Offsetting of Financial Assets and Derivative Assets as of December 31, 2013

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$186,228	$—	$186,228

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of December 31, 2013

	Net Amounts of Assets Presented in the Statement of	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Assets and Liabilities	Financial Instruments[2]	Cash Collateral Received	Net Amount
Barclays Capital Inc.	$11,000	$(11,000)	$—	$—
BNP Paribas Securities Corp.	15,000	(15,000)	—	—
Credit Agricole CIB	75,000	(75,000)	—	—
Credit Suisse Securities LLC	15,000	(15,000)	—	—
Deutsche Bank Securities, Inc.	25,000	(25,000)	—	—
Goldman Sachs & Co.	35,228	(35,228)	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,000	(10,000)	—	—

	$186,228	$(186,228)	$—	$—

[1]

Excess of collateral received from the individual counterparty is not shown for financial statement purposes. Collateral with a value of $274,173 has been received in connection with repurchase transactions.

[2]

Excess of collateral received from the individual counterparty is not shown for financial statement purposes. Collateral with a value of $194,626 has been received in connection with repurchase transactions.

American Beacon Money Market Select FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Year Ended December 31,
	2013		2012		2011		2010		2009
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.00	A	0.00	A	0.00	A,B	0.00	A,B	0.00	A,B
Net realized gain from investments	0.00	A	0.00	A	0.00	A	0.00	A	0.00	A

Total income from investment operations	0.00		0.00		0.00		0.00		0.00

Less distributions:
Dividends from net investment income	0.00	A	0.00	A	0.00	A	0.00	A	0.00	A
Distributions from net realized gains	0.00	A	0.00	A	0.00	A	0.00	A	0.00	A

Total distributions	0.00		0.00		0.00		0.00		0.00

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.11%		0.19%		0.14%		0.21%		0.39%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$793,408		$760,503		$662,509		$645,557		$643,165
Ratios to average net assets (annualized):
Expenses, before reimbursements	0.13%		0.13%		0.13	%B	0.13	%B	0.16	%B
Expenses, net of reimbursements	0.13%		0.13%		0.13	%B	0.13	%B	0.16	%B
Net investment income, before reimbursements	0.11%		0.18%		0.14	%B	0.21	%B	0.38	%B
Net investment income, net of reimbursements	0.11%		0.18%		0.14	%B	0.21	%B	0.38	%B

A	Amount is less than $0.01 per share.
B

The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio which terminated on September 30, 2011.

American Beacon U.S. Government Money Market Select FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Year Ended December 31,
	2013		2012		2011		2010		2009
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.00	A	0.00	A	0.00	A	0.00	A	0.00	AB
Net realized gain from investments	0.00	A	0.00	A	0.00	A	0.00	A	0.00	A

Total income from investment operations	0.00		0.00		0.00		0.00		0.00

Less distributions:
Dividends from net investment income	0.00	A	0.00	A	0.00	A	0.00	A	0.00	A
Distributions from net realized gains	0.00	A	0.00	A	0.00	A	0.00	A	0.00	A

Total distributions	0.00		0.00		0.00		0.00		0.00

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.02%		0.09%		0.04%		0.13%		0.25%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$367,701		$238,236		$253,776		$324,695		$353,444
Ratios to average net assets (annualized):
Expenses, before reimbursements	0.14%		0.15%		0.14%		0.14%		0.15	%B
Expenses, net of reimbursements	0.13%		0.14%		0.14%		0.13%		0.12	%B
Net investment income, before reimbursements	0.01%		0.09%		0.04%		0.12%		0.23	%B
Net investment income, net of reimbursements	0.02%		0.09%		0.04%		0.12%		0.26	%B

A	Amount is less than $0.01 per share.
B

The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio which terminated on May 18, 2009.

American Beacon Select FundsSM

Privacy Policy and Federal Tax Information

December 31, 2013 (Unaudited)

Privacy Policy

The American Beacon Select Funds recognize and respect the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

Federal Tax Information

Certain tax information regarding the Funds is required to be provided to shareholders upon the distribution of the Funds’ Income for the taxable year ended December 31, 2013. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2013.

The distributions to shareholders during the tax year ended December 31, 2013 include short-term capital gains of $8,346 for the Money Market Fund and $88 for the U.S. Government Money Market Fund.

Of the ordinary dividends paid to shareholders of the Government Fund during the tax year ended December 31, 2013, 0% were derived from U.S. Treasury Obligations.

Shareholders will receive notification in January 2014 of the applicable tax information necessary to prepare their 2013 income tax returns.

Trustees and Officers of the American Beacon Select FundsSM

(Unaudited)

The Trustees and officers of the American Beacon Select Funds (the “Trust”) are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-nine funds in the fund complex that includes the Trust and the American Beacon Funds. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships

INTERESTED TRUSTEES
Term
Lifetime of Trust until removal, resignation or retirement*

Gerard J. Arpey** (55)	Trustee since 2012	Partner, Emerald Creek Group (private equity firm) (2011-Present); Chairman and Chief Executive Officer, (2003-2011), AMR Corp. and American Airlines; Inc.; Director, S. C. Johnson & Son, Inc. (privately held company) (2008-present); Trustee, American Beacon Funds (2012-Present).

Alan D. Feld*** (77)	Trustee since 1999	Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Director, Clear Channel Communications (1984-2008); Trustee, American Beacon Mileage Funds (1996-2012); Trustee, American Beacon Funds (1999-Present); Trustee, American Beacon Master Trust (1996-2012).

NON-INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

W. Humphrey Bogart (68)	Trustee since 2004	Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012).

Brenda A. Cline (53)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012).

Eugene J. Duffy (59)	Trustee since 2008	Principal and Executive Vice President, Paradigm Asset Management (1994-Present); Director, Sunrise Bank of Atlanta (2008-Present); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012).

Thomas M. Dunning (71)	Trustee since 2008	Chairman Emeritus (2008-Present); Chairman (1998-2008) and Chief Executive Officer (1998-2007), Lockton Dunning Benefits (consulting firm in employee benefits); Board Director, Oncor Electric Delivery Company LLC (2007-Present); Board Member, BancTec (2010-Present); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012).

Richard A. Massman (70)	Trustee since 2004 Chairman since 2008	Consultant and General Counsel Emeritus (2009-Present) and Senior Vice President and General Counsel (1994-2009), Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012).

Trustees and Officers of the American Beacon Select FundsSM

(Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships

Barbara J. McKenna, CFA (50)	Trustee since 2012	Managing Principal, Longfellow Investment Management Company (2005-Present); Trustee, American Beacon Funds (2012-Present).

R. Gerald Turner (68)	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, J.C. Penney Company, Inc. (1996-Present); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Director, First Broadcasting Investment Partners, LLC (2003-2007); Trustee, American Beacon Mileage Funds (2001-2012); Trustee, American Beacon Funds (2001-Present); Trustee, American Beacon Master Trust (2001-2012).

Paul J. Zucconi,CPA ****(73)	Trustee since 2008	Director, Affirmative Insurance Holdings, Inc. (producer of nonstandard automobile insurance) (2004-Present); Director, Titanium Metals Corporation (producer of titanium melted and mill products) (2002-2012); Director, Torchmark Corporation (life and health insurance products) (2002-Present); Director, Charter Bank (community bank services and products) (2010-2011); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012).

OFFICERS	Term
One Year

Gene L. Needles, Jr. (59)	President since 2009 Executive Vice President 2009	President, CEO and Director (2009-Present), American Beacon Advisors, Inc.; President (2009-Present), President, CEO and Director (2009-Present), Lighthouse Holdings, Inc.; President and CEO (2009-Present), Lighthouse Holdings Parent, Inc.; President (2009-Present), American Beacon Funds; President (2009-Present), American Beacon Mileage Funds; President (2008-2009), Touchstone Investments; President (2003-2007), CEO (2004-2007), AIM Distributors.

Rosemary K. Behan (54)	VP, Secretary and Chief Legal Officer since 2006	Vice President, Legal and Compliance, American Beacon Advisors, Inc. (2006-Present); Secretary, American Beacon Advisors, Inc. (2008 – present); Secretary, Lighthouse Holdings, Inc. (2008-Present); Secretary, Lighthouse Holdings Parent, Inc. (2008-Present).

Brian E. Brett (53)	VP since 2004	Vice President, Director of Sales, American Beacon Advisors, Inc. (2004-Present).

Wyatt L. Crumpler (47)	VP since 2007	Chief Investment Officer (2012-Present), Vice President, Asset Management (2009-2011), and Vice President, Trust Investments (2007-2009), American Beacon Advisors, Inc.

Erica Duncan (43)	VP since 2011	Vice President, Marketing and Client Services (2011-Present), American Beacon Advisors, Inc.; Supervisor, Brand Marketing (2010-2011), Invesco; Supervisor, Marketing Communications (2009-2010) and Senior Financial Writer (2004-2009), Invesco AIM.

Michael W. Fields (59)	VP since 1989	Chief Fixed Income Officer (2011-Present) and Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-2011); Director, American Beacon Global Funds SPC (2002-2011); Director, American Beacon Global Funds plc (2007-2009).

Melinda G. Heika (52)	Treasurer since 2010	Treasurer (2010-Present), and Controller (2005-2009), American Beacon Advisors, Inc.; Treasurer, Lighthouse Holdings, Inc. (2010 – Present); Treasurer, Lighthouse Holdings Parent, Inc. (2010-Present).

Terri L. McKinney (50)	VP since 2010	Vice President, Enterprise Services (2009-Present) and Managing Director (2003-2009), American Beacon Advisors, Inc.

Jeffrey K. Ringdahl (38)	VP since 2010	Chief Operating Officer, American Beacon Advisors, Inc. (2010-Present); Vice President, Product Management, Touchstone Advisors, Inc. (2007-2010); Senior Director, Business Integration, Fidelity Investments (2005-2007).

Trustees and Officers of the American Beacon Select FundsSM

(Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships

Samuel J. Silver (50)	VP since 2011	Vice President, Fixed Income Investments (2011-Present) and Senior Portfolio Manager, Fixed Income Investments (1999-2011), American Beacon Advisors, Inc.

Christina E. Sears (42)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer (2004-Present), American Beacon Advisors, Inc.

John J. Okray (39)	Asst. Secretary since 2010	Deputy General Counsel (2012-Present) and Assistant General Counsel (2010-2012), American Beacon Advisors, Inc.; Asst. Secretary (2010-Present), Lighthouse Holdings, Inc.; Asst. Secretary (2010-Present), Lighthouse Holdings Parent, Inc.; Vice President, OppenheimerFunds, Inc. (2004-2010).

Sonia L. Bates (57)	Asst. Treasurer since 2011	Director, Tax and Financial Reporting (2011-Present) and Manager, Tax and Financial Reporting (2005-2010), American Beacon Advisors, Inc.; Asst. Treasurer (2011-Present), Lighthouse Holdings, Inc.; Asst. Treasurer (2011-Present), Lighthouse Holdings Parent, Inc.

*	The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the Board may determine to grant one or more annual exemptions to this requirement.
**	Mr. Arpey is deemed to be an “interested person” of the Trust, as defined by the 1940 Act. Mr. Arpey previously served as CEO of AMR Corp., which has a material relationship with the Manager.
***	Mr. Feld is deemed to be an “interested person” of the Trusts, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to the Manager and one or more other Trust’s sub-advisors to the American Beacon Funds.
****	Mr. Zucconi retired as a Trustee of the Trust and the American Beacon Funds as of December 31, 2013.

This page intentionally left blank.

This page intentionally left blank.

Delivery of Documents

eDelivery is NOW AVAILABLE – Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Funds through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Select Funds P.O. Box 219643 Kansas City, MO 64121

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available on www.americanbeaconfunds.com approximately five days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Select Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Select Funds, American Beacon Money Market Select Fund, and American Beacon U.S. Government Money Market Select Fund are service marks of American Beacon Advisors, Inc.

AR 12/13

ITEM 2.	CODE OF ETHICS.

The Trust has adopted a code of ethics that applies to its principal executive and financial officers (the “Code”). The Trust amended its code November 12, 2013 to disclose the removal of terminated Investment Companies. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust’s Board of Trustees has determined that Mr. Paul Zucconi, a member of the Trust’s Audit and Compliance Committee, is an “audit committee financial expert” as defined in Form N-CSR. Mr. Paul Zucconi is “independent” as defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees	Fiscal Year Ended
$ 35,629	12/31/2011
$ 56,102	12/31/2012
$ 57,888	12/31/2013

(b)

Audit-Related Fees	Fiscal Year Ended
$ 0	12/31/2011
$ 0	12/31/2012
$ 0	12/31/2013

(c)

Tax Fees	Fiscal Year Ended
$ 1,713	12/31/2011
$ 3,500	12/31/2012
$ 0	12/31/2013

(d)

All Other Fees	Fiscal Year Ended
$ 0	12/31/2011
$ 0	12/31/2012
$ 0	12/31/2013

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust’s principal accountant:

•

to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•

to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•

to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:
Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$ 1,713	$0	N/A	12/31/2011
$ 3,500	$0	N/A	12/31/2012
$ 0	$0	N/A	12/31/2013

(h) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder report presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Select Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: March 7, 2014

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: March 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: March 7, 2014

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: March 7, 2014